Pensions and Other Post-Employment Benefit Plans - Schedule of Changes in Present Value of Defined Benefit Obligations and Other Long-term Benefits and Fair Value of Plan Assets (Detail) - RUB (₽)
₽ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [abstract]
Beginning balance	₽ (4,361)	₽ (4,445)	₽ (4,866)
Current service cost	(130)	(142)	(149)
Net interest expense	(279)	(314)	(368)
Curtailment / settlement gain	4	1	272
Remeasurement of pension obligations	(492)	174	53
Past service cost	70		(5)
Sub-total included in profit or loss	(827)	(281)	(197)
Benefit paid	282	296	341
Exchange difference	(172)	(76)	300
Actuarial changes arising from changes in demographic assumptions	(38)	51	80
Actuarial changes arising from changes in financial assumptions	354	(69)	(397)
Experience adjustments	171	163	294
Sub-total included in OCI	315	69	277
Ending balance	(4,591)	(4,361)	(4,445)
Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [abstract]
Beginning balance	(4,632)	(4,697)	(5,184)
Current service cost	(130)	(142)	(149)
Net interest expense	(266)	(331)	(381)
Curtailment / settlement gain	4	1	272
Remeasurement of pension obligations	(492)	174	53
Past service cost	70		(5)
Sub-total included in profit or loss	(814)	(298)	(210)
Benefit paid	299	313	357
Exchange difference	(213)	(95)	363
Actuarial changes arising from changes in demographic assumptions	(38)	51	80
Actuarial changes arising from changes in financial assumptions	354	(69)	(397)
Experience adjustments	171	163	294
Sub-total included in OCI	274	50	340
Ending balance	(4,873)	(4,632)	(4,697)
Plan assets [member]
Disclosure of defined benefit plans [abstract]
Beginning balance	271	252	318
Net interest expense	(13)	17	13
Sub-total included in profit or loss	(13)	17	13
Benefit paid	(17)	(17)	(16)
Exchange difference	41	19	(63)
Sub-total included in OCI	41	19	(63)
Ending balance	₽ 282	₽ 271	₽ 252